Supplement to the

Fidelity® Series 100 Index Fund

Class F (FOHJX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

February 5, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

Deane Gyllenhaal serves as senior portfolio manager of the fund.

The following information supplements information found in the "Management Contract" section beginning on page 35.

Fidelity Series 100 Index Fund is managed by Geode, a sub-adviser to the fund. Deane Gyllenhaal is senior portfolio manager of the fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Fidelity Series 100 Index Fund's relative pre-tax investment performance measured against the S&P 100 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Series 100 Index Fund ($3,446 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Fidelity Series 100 Index Fund beneficially owned by Mr. Gyllenhaal was none.

HUN-FB-14-02  November 5, 2014
1.9857685.101

Supplement to the

Fidelity® Nasdaq Composite Index® Tracking Stock (ONEQ)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

Deane Gyllenhaal serves as senior portfolio manager of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 42.

Fidelity Nasdaq Composite Index Tracking Stock is managed by Geode, a sub-adviser to the fund. Deane Gyllenhaal is senior portfolio manager of the fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Fidelity Nasdaq Composite Index Tracking Stock's relative pre-tax investment performance measured against the Nasdaq Composite Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Nasdaq Composite Index Tracking Stock ($405 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Fidelity Nasdaq Composite Index Tracking Stock beneficially owned by Mr. Gyllenhaal was none.

ETFB-14-02  November 5, 2014
1.790428.114

Supplement to the

Fidelity® Nasdaq Composite Index® Fund (FNCMX)

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

Deane Gyllenhaal serves as senior portfolio manager of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 35.

Fidelity Nasdaq Composite Index Fund is managed by Geode, a sub-adviser to the fund. Deane Gyllenhaal is senior portfolio manager of the fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Fidelity Nasdaq Composite Index Fund's relative pre-tax investment performance measured against the Nasdaq Composite Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Nasdaq Composite Index Fund ($1,027 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Fidelity Nasdaq Composite Index Fund beneficially owned by Mr. Gyllenhaal was none.

EIFB-14-02  November 5, 2014
1.807082.113

Supplement to the

Fidelity® Series 100 Index Fund (FOHIX)

A Class of shares of Fidelity Series 100 Index Fund

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

Deane Gyllenhaal serves as senior portfolio manager of the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 34.

Fidelity Series 100 Index Fund is managed by Geode, a sub-adviser to the fund. Deane Gyllenhaal is senior portfolio manager of the fund and receives compensation for his services. As of September 30, 2014, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Fidelity Series 100 Index Fund's relative pre-tax investment performance measured against the S&P 100 Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Gyllenhaal as of September 30, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	16	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 148,728	$ 14,518	$ 16,516
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Series 100 Index Fund ($3,446 (in millions) assets managed).

As of September 30, 2014, the dollar range of shares of Fidelity Series 100 Index Fund beneficially owned by Mr. Gyllenhaal was none.

HUNB-14-02  November 5, 2014
1.848939.110